Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets
Beginning balance	$ 37,177
Amortisation for year	4,207	$ 3,923	$ 3,926
Impairment charges	230	1,574	434
Impairment reversals	0		0
Ending balance	37,846	37,177
Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	76,913	73,489
Additions through business combinations	50	2,364
Additions, separately acquired	4,025	2,666
Disposals	(448)	(579)
Exchange and other adjustments	2,400	(1,027)
Ending balance	82,940	76,913	73,489
Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(39,736)	(35,400)
Amortisation for year	4,207	3,923
Impairment charges	230	1,582
Impairment reversals		(8)
Disposals	448	569
Exchange and other adjustments	(1,369)	592
Ending balance	(45,094)	(39,736)	(35,400)
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Beginning balance	35,734
Amortisation for year	3,928	3,761	3,771
Ending balance	35,934	35,734
Product, marketing and distribution rights | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	72,483	69,207
Additions through business combinations	50	2,308
Additions, separately acquired	3,392	2,226
Disposals	(312)	(294)
Exchange and other adjustments	2,151	(964)
Ending balance	77,764	72,483	69,207
Product, marketing and distribution rights | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(36,749)	(32,266)
Amortisation for year	3,928	3,761
Impairment charges	218	1,577
Impairment reversals		(8)
Disposals	312	286
Exchange and other adjustments	(1,247)	561
Ending balance	(41,830)	(36,749)	(32,266)
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Beginning balance	771
Amortisation for year	181	78	75
Ending balance	818	771
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	2,900	2,707
Additions through business combinations		56
Additions, separately acquired	170	150
Disposals	(128)
Exchange and other adjustments	131	(13)
Ending balance	3,073	2,900	2,707
Other intangibles | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(2,129)	(2,061)
Amortisation for year	181	78
Impairment charges	12	3
Disposals	128
Exchange and other adjustments	(61)	13
Ending balance	(2,255)	(2,129)	(2,061)
Software development costs
Disclosure of reconciliation of changes in intangible assets
Beginning balance	672
Amortisation for year	98	84	80
Ending balance	1,094	672
Software development costs | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	1,530	1,575
Additions, separately acquired	463	290
Disposals	(8)	(285)
Exchange and other adjustments	118	(50)
Ending balance	2,103	1,530	1,575
Software development costs | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(858)	(1,073)
Amortisation for year	98	84
Impairment charges		2
Disposals	8	283
Exchange and other adjustments	(61)	18
Ending balance	$ (1,009)	$ (858)	$ (1,073)